Federated MDT All Cap Core Fund
Class A Shares
Class C Shares

Federated MDT Balanced Fund
Class A Shares
Class C Shares

Federated MDT Large Cap Value fund
Class A Shares
Class C Shares
(Portfolios of Federated MDT Series)
SUPPLEMENT TO PROSPECTUSES DATED SEPTEMBER 30, 2008.

The following changes are effective December 31, 2008

Under the heading entitled “How is the Fund Sold?” please delete the first paragraph in its entirety and replace it with the following:

The Fund offers four Share classes:  Class A Shares, Class C Shares, Class K Shares and Institutional Shares, each representing interests in a single portfolio of securities.  This prospectus relates only to Class A Shares and Class C Shares.  All Share classes have different sales charges and other expenses, which affect their performance.  The additional classes of Shares, which are offered by separate prospectuses, may be preferable for certain shareholders.  Please note that certain purchase restrictions may apply.  Contact your financial intermediary or call 1-800-341-4700 for more information concerning the other classes.

December 18, 2008

Cusip             31421R106
Cusip             31421R205
Cusip             31421R841
Cusip             31421R833
Cusip             31421R668
Cusip             31421R650

35350 (12-08)
35360 (12-08)
38244 (12-08)

Federated MDT Large Cap Growth Fund
Institutional Shares

Federated MDT Small Cap Growth Fund
Institutional Shares
(Portfolios of Federated MDT Series)

SUPPLEMENT TO PROSPECTUSES DATED SEPTEMBER 30, 2008.

The following changes are effective December 31, 2008

1.  Under the heading entitled “How is the Fund Sold?” please delete the current disclosure and replace it with the following:

The Fund offers four Share classes: Class A Shares, Class B Shares, Class C Shares, and Institutional Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different expenses which affect their performance.  Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to Eligible Investors, as described below.  In connection with a request to purchase Shares, you should provide documentation sufficient to verify your status as an Eligible Investor.  As a general matter, Shares are not available for direct investment by natural persons.

The following categories of Eligible Investors are not subject to any minimum initial investment amount for the purchase of Shares (however, such accounts remain subject to the Fund’s policy on “Accounts with Low Balances” as discussed later in this prospectus):

•	An investor participating in a wrap program or other fee-based program sponsored by a financial intermediary;
•	An investor participating in a no-load network or platform sponsored by a financial intermediary where Federated has entered into an agreement with the intermediary;
•
A trustee/director, employee or former employee of the Fund, the Adviser, the Distributor and their affiliates; an immediate family member of these individuals, or a trust, pension or profit-sharing plan for these individuals; Trustees and Officers of the former MDT Funds, shareholders of an MDT Fund as of August 26, 2005, and former members of the Memorial Drive Trust;

•	An employer-sponsored retirement plan;
•	A trust institution investing on behalf of its trust customers; and
•	Additional sales to an investor (including a natural person) who owned Institutional Shares of the Fund as of December 31, 2008.

The following categories of Eligible Investors are subject to applicable minimum initial investment amounts for the purchase of Shares (see “How To Purchase Shares” below.):

•	An investor purchasing Shares through a financial intermediary other than pursuant to an Eligible Investor arrangement described above;
•	An investor, other than a natural person, purchasing Shares directly from the Fund; and
•	In connection with an initial purchase of Shares through an exchange, an investor (including a natural person) who owned Institutional Shares of another Federated Fund as of December 31, 2008.

Under the Distributor’s Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

2. Under the heading “How to Purchase Shares,” please delete the paragraphs that proceed the section entitled “Through a Financial Intermediary,” and replace them with the following:

Eligible Investors may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund in the manner described above under “How Is the Fund Sold?” The Fund reserves the right to reject any request to purchase or exchange Shares.

Where applicable, the required minimum initial investment for Fund Shares is generally $1,000,000.  There is no required minimum subsequent investment amount.  All accounts, including those for which there is no minimum initial investment amount required, are subject to the Fund’s policy on “Accounts with Low Balances” as discussed later in this prospectus.

Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

3. For Federated MDT Small Cap Growth Fund only, under the heading “Accounts with Low Balances,” please replace the first sentence with the following:

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below $25,000. Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.

December 18, 2008

Cusip             31421R882
Cusip             31421R759

35352 (12-08)
35367 (12-08)

Federated MDT Large Cap Growth Fund
Class A Shares
Class B Shares
Class C shares

Federated MDT Small Cap Growth Fund
Class A Shares
Class B Shares
Class C Shares
(Portfolios of Federated MDT Series)

SUPPLEMENT TO PROSPECTUSES DATED SEPTEMBER 30, 2008.

The following changes are effective December 31, 2008

Under the heading entitled “How is the Fund Sold?” please delete the first paragraph in its entirety and replace it with the following:

The fund offers four Share classes:  Class A Shares, Class B Shares, Class C Shares and Institutional Shares, each representing interests in a single portfolio of securities.  This prospectus relates only to Class A Shares, Class B Shares and Class C Shares.  All Share classes have different sales charge and other expenses which affect their performance.  The additional class of Shares, which is offered by a separate prospectus, may be preferable for certain shareholders.  Please note that certain purchase restrictions may apply.  Contact your financial intermediary or call 1-800-341-4700 for more information concerning the other classes.

December 18, 2008

Cusip             31421R700
Cusip             31421R684
Cusip             31421R809
Cusip             31421R775
Cusip             31421R676
Cusip             31421R767

35363 (12-08)
35346 (12-08)

Federated MDT All Cap Core Fund
Class K Shares

Federated MDT Balanced Fund
Class K Shares

Federated MDT Large Cap Value fund
Class K Shares
(Portfolios of Federated MDT Series)
SUPPLEMENT TO PROSPECTUSES DATED SEPTEMBER 30, 2008.

The following changes are effective December 31, 2008

Under the heading entitled “How is the Fund Sold?” please delete the first paragraph in its entirety and replace it with the following:

The Fund offers four Share classes:  Class A Shares, Class C Shares, Class K Shares and Institutional Shares, each representing interests in a single portfolio of securities.  This prospectus relates only to Class K Shares.  All Share classes have different expenses which affect their performance.  The additional classes of Shares, which are offered by separate prospectuses, may be preferable for certain shareholders.  Please note that certain purchase restrictions may apply.  Contact your financial intermediary or call 1-800-341-4700 for more information concerning the other classes.

December 18, 2008

Cusip             31421R718
Cusip             31421R692
Cusip             31421R643

35808 (12-08)
35835 (12-08)
38246 (12-08)

Federated MDT All Cap Core Fund
Institutional Shares

Federated MDT Balanced Fund
Institutional Shares
(Portfolios of Federated MDT Series)
SUPPLEMENT TO PROSPECTUSES DATED SEPTEMBER 30, 2008.

The following changes are effective December 31, 2008

1.  Under the heading entitled “How is the Fund Sold?” please delete the current disclosure and replace it with the following:

The Fund offers four Share classes: Class A Shares, Class C Shares, Class K Shares, and Institutional Shares, each representing interests in a single portfolio of securities. This prospectus relates only to, Institutional Shares. All Share classes have different expenses which affect their performance.  Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to Eligible Investors, as described below.  In connection with a request to purchase Shares, you should provide documentation sufficient to verify your status as an Eligible Investor.  As a general matter, Shares are not available for direct investment by natural persons.

The following categories of Eligible Investors are not subject to any minimum initial investment amount for the purchase of Shares (however, such accounts remain subject to the Fund’s policy on “Accounts with Low Balances” as discussed later in this prospectus):

•	An investor participating in a wrap program or other fee-based program sponsored by a financial intermediary;
•	An investor participating in a no-load network or platform sponsored by a financial intermediary where Federated has entered into an agreement with the intermediary;
•
A trustee/director, employee or former employee of the Fund, the Adviser, the Distributor and their affiliates; an immediate family member of these individuals, or a trust, pension or profit-sharing plan for these individuals, Trustees and Officers of the former MDT Funds, shareholders of an MDT Fund as of August 26, 2005, and former members of the Memorial Drive Trust;

•	An employer-sponsored retirement plan;
•	A trust institution investing on behalf of its trust customers; and
•	Additional sales to an investor (including a natural person) who owned Institutional Shares of the Fund as of December 31, 2008.

The following categories of Eligible Investors are subject to applicable minimum initial investment amounts for the purchase of Shares (see “How To Purchase Shares” below.):

•	An investor purchasing Shares through a financial intermediary other than pursuant to an Eligible Investor arrangement described above;
•	An investor, other than a natural person, purchasing Shares directly from the Fund; and
•	In connection with an initial purchase of Shares through an exchange, an investor (including a natural person) who owned Institutional Shares of another Federated Fund as of December 31, 2008.

Under the Distributor’s Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

2. Under the heading “How to Purchase Shares,” please delete the paragraphs that proceed the section entitled “Through a Financial Intermediary,” and replace them with the following:

Eligible Investors may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund in the manner described above under “How Is the Fund Sold?”. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where applicable, the required minimum initial investment for Fund Shares is generally $1,000,000.  There is no required minimum subsequent investment amount.  All accounts, including those for which there is no minimum initial investment amount required, are subject to the Fund’s policy on “Accounts with Low Balances” as discussed later in this prospectus.

Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

December 18, 2008

Cusip             31421R304
Cusip             31421R825

35355 (12-08)
35366 (12-08)

Federated MDT Large Cap Value fund
Institutional  Shares
(A Portfolio of Federated MDT Series)
SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2008.

The following changes are effective December 31, 2008

1.  Under the heading entitled “How is the Fund Sold?” please delete the current disclosure and replace it with the following:

The Fund offers four Share classes: Class A Shares, Class C Shares, Class K Shares, and Institutional Shares, each representing interests in a single portfolio of securities. This prospectus relates only to, Institutional Shares. All Share classes have different expenses which affect their performance.  Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to Eligible Investors, as described below.  In connection with a request to purchase Shares, you should provide documentation sufficient to verify your status as an Eligible Investor.  As a general matter, Shares are not available for direct investment by natural persons.

The following categories of Eligible Investors are not subject to any minimum initial investment amount for the purchase of Shares (however, such accounts remain subject to the Fund’s policy on “Accounts with Low Balances” as discussed later in this prospectus):

•	An investor participating in a wrap program or other fee-based program sponsored by a financial intermediary;
•	An investor participating in a no-load network or platform sponsored by a financial intermediary where Federated has entered into an agreement with the intermediary;
•
A trustee/director, employee or former employee of the Fund, the Adviser, the Distributor and their affiliates; an immediate family member of these individuals, or a trust, pension or profit-sharing plan for these individuals;

•	An employer-sponsored retirement plan;
•	A trust institution investing on behalf of its trust customers; and
•	Additional sales to an investor (including a natural person) who owned Institutional Shares of the Fund as of December 31, 2008.

The following categories of Eligible Investors are subject to applicable minimum initial investment amounts for the purchase of Shares (see “How To Purchase Shares” below.):

•	An investor purchasing Shares through a financial intermediary other than pursuant to an Eligible Investor arrangement described above;
•	An investor, other than a natural person, purchasing Shares directly from the Fund; and
•	In connection with an initial purchase of Shares through an exchange, an investor (including a natural person) who owned Institutional Shares of another Federated Fund as of December 31, 2008.

Under the Distributor’s Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

2. Under the heading “How to Purchase Shares,” please delete the paragraphs that proceed the section entitled “Through a Financial Intermediary,” and replace them with the following:

Eligible Investors may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund in the manner described above under “How Is the Fund Sold?” The Fund reserves the right to reject any request to purchase or exchange Shares.

Where applicable, the required minimum initial investment for Fund Shares is generally $1,000,000.  There is no required minimum subsequent investment amount.  All accounts, including those for which there is no minimum initial investment amount required, are subject to the Fund’s policy on “Accounts with Low Balances” as discussed later in this prospectus.

Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

December 18, 2008

Cusip             31421R635

38247 (12-08)

Federated MDT Mid Cap Growth Fund
Institutional Shares

Federated MDT Small Cap Core Fund
Institutional Shares

Federated MDT Small Cap Value fund
Institutional  Shares

Federated MDT Tax Aware/All Cap Core fund
Institutional  Shares
(Portfolios of Federated MDT Series)
SUPPLEMENT TO PROSPECTUSES DATED SEPTEMBER 30, 2008.

The following changes are effective December 31, 2008.

1.  Under the heading entitled “How is the Fund Sold?” please delete the current disclosure and replace it with the following:

The Fund offers three Share classes: Class A Shares, Class C Shares and Institutional Shares, each representing interests in a single portfolio of securities. This prospectus relates only to, Institutional Shares. All Share classes have different expenses which affect their performance.  Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

The Fund’s Distributor, Federated Securities Corp., markets the Shares described in this prospectus to Eligible Investors, as described below.  In connection with a request to purchase Shares, you should provide documentation sufficient to verify your status as an Eligible Investor.  As a general matter, Shares are not available for direct investment by natural persons.

The following categories of Eligible Investors are not subject to any minimum initial investment amount for the purchase of Shares (however, such accounts remain subject to the Fund’s policy on “Accounts with Low Balances” as discussed later in this prospectus):

•	An investor participating in a wrap program or other fee-based program sponsored by a financial intermediary;
•	An investor participating in a no-load network or platform sponsored by a financial intermediary where Federated has entered into an agreement with the intermediary;
•
A trustee/director, employee or former employee of the Fund, the Adviser, the Distributor and their affiliates; an immediate family member of these individuals, or a trust, pension or profit-sharing plan for these individuals; Trustees and Officers of the former MDT Funds, shareholders of an MDT Fund as of August 26, 2005, and former members of the Memorial Drive Trust;

•	An employer-sponsored retirement plan;
•	A trust institution investing on behalf of its trust customers; and
•	Additional sales to an investor (including a natural person) who owned Institutional Shares of the Fund as of December 31, 2008.

The following categories of Eligible Investors are subject to applicable minimum initial investment amounts for the purchase of Shares (see “How To Purchase Shares” below.):

•	An investor purchasing Shares through a financial intermediary other than pursuant to an Eligible Investor arrangement described above;
•	An investor, other than a natural person, purchasing Shares directly from the Fund; and
•	In connection with an initial purchase of Shares through an exchange, an investor (including a natural person) who owned Institutional Shares of another Federated Fund as of December 31, 2008.

Under the Distributor’s Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

2. Under the heading “How to Purchase Shares,” please delete the paragraphs that proceed the section entitled “Through a Financial Intermediary” and replace them with the following:

Eligible Investors may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund in the manner described above under “How Is the Fund Sold?” The Fund reserves the right to reject any request to purchase or exchange Shares.

Where applicable, the required minimum initial investment for Fund Shares is generally $1,000,000.  There is no required minimum subsequent investment amount.  All accounts, including those for which there is no minimum initial investment amount required, are subject to the Fund’s policy on “Accounts with Low Balances” as discussed later in this prospectus.

Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

3. For Federated MDT Mid Cap Growth Fund, Federated MDT Small Cap Value Fund, and Federated MDT Tax Aware/All Cap Core Fund only, under the heading “Accounts with Low Balances,” please replace the first sentence with the following:

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below $25,000. Before an account is closed, you will be notified and allowed at least 30 days to purchase additional Shares to meet the minimum.

December 18, 2008

Cusip             31421R858
Cusip             31421R783
Cusip             31421R726
Cusip             31421R601

35353 (12-08)
35365 (12-08)
35362 (12-08)
35354 (12-08)

Federated MDT Mid Cap Growth Fund
Class A Shares
Class C Shares

Federated MDT Small Cap Core Fund
Class A Shares
Class C Shares

Federated MDT Small Cap Value Fund
Class A Shares
Class C Shares

Federated MDT Tax Aware/All Cap Core Fund
Class A Shares
Class C Shares
(Portfolios of Federated MDT Series)
SUPPLEMENT TO PROSPECTUSES DATED SEPTEMBER 30, 2008.

The following changes are effective December 31, 2008

Under the heading entitled “How is the Fund Sold?” please delete the first paragraph in its entirety and replace it with the following:

The Fund offers three Share classes:  Class A Shares, Class C Shares and Institutional Shares, each representing interests in a single portfolio of securities.  This prospectus relates only to Class A Shares and Class C Shares.  All Share classes have different sales charges and other expenses which affect their performance.  The additional classes of Shares, which is offered by a separate prospectus, may be preferable for certain shareholders.  Please note that certain purchase restrictions may apply.  Contact your financial intermediary or call 1-800-341-4700 for more information concerning the other class.

December 18, 2008

Cusip             31421R874
Cusip             31421R866
Cusip             31421R817
Cusip             31421R791
Cusip             31421R742
Cusip             31421R734
Cusip             31421R403
Cusip             31421R502

35348 (12-08)
35358 (12-08)
35356 (12-08)
35344 (12-08)